Document and Entity Information	Aug. 04, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 04, 2025
Entity File Number	1-2191
Entity Registrant Name	CALERES, INC.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	43-0197190
Entity Address, Address Line One	8300 Maryland Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	854-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - par value of $0.01 per share
Trading Symbol	CAL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000014707
Amendment Flag	false